INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAXES
Schedule of loss from continuing operations before income tax expense

Loss from continuing operations before income tax expense consisted of the following:

	Year Ended December 31,
	2025	2024	2023
Hong Kong	$(9,024)	$8,915	$(48,898)
Other	(79,316)	(58,611)	(33,319)
Loss from continuing operations before income tax expense	$(88,340)	$(49,696)	$(82,217)

Schedule of differences between the Hong Kong statutory income tax rate and the Group's effective income tax rate	Reconciliations of the differences between the Hong Kong statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2025 is as follows:

	Year Ended December 31, 2025
	Amount	Percent
Loss from continuing operations before income tax expense	$(88,340)
Hong Kong statutory tax rate	(14,576)	16.50%
Foreign tax effects:
U.S.
Foreign rate differential	(3,453)	3.9%
Change in valuation allowance	16,116	-18.2%
Other foreign jurisdictions	424	-0.5%
Change in valuation allowance	915	-1.0%
Nontaxable or nondeductible items:
Intercompany items	(1,114)	1.3%
Share-based compensation	761	-0.9%
Other	927	-1.0%
Income tax expense (benefit)	$—	0.0%

Hong Kong does not impose state or local income taxes. Accordingly, there is no state and local income tax effect in the Group’s effective tax rate.

Reconciliations of the differences between the Hong Kong statutory income tax rate and the Group’s effective income tax rate prior to the adoption of ASU 2023-09 for the years ended December 31, 2024 and 2023 are as follows:

	Year Ended December 31,
	2024	2023
Loss from continuing operations before income tax expense	$(49,696)	$(82,217)
Income tax computed at Hong Kong statutory income tax rate	(8,200)	(13,566)
Effect of tax rates in foreign jurisdictions	(80)	(3,215)
Non-deductible expenses	80	9,681
Net operating losses(1)	(5,155)	—
Intangible assets(1)	1,784	—
Tax credits(1)	(4,534)	—
Other	292	5,110
Changes in valuation allowance	15,813	1,990
Income tax expense (benefit)	$—	$—

(1) 2024 balances reflect deferred tax activity related to prior periods that is offset by the valuation allowance and results in no net impact to income tax expense (benefit).

Schedule of the deferred tax assets and liabilities

The principal components of the deferred tax assets and liabilities as of December 31, 2025 and 2024 are as follows:

	As of December 31,
	2025	2024
Deferred tax assets:
Net operating loss carryforward(1)	$44,731	$34,484
Depreciation and amortization of property, equipment, software, intangible asset and capitalized R&D expenses(1)	21,438	11,621
Share-based compensation expenses	1,465	1,394
Lease liability	725	911
Available-for-sale debt securities	3,526	3,871
Tax credits(1)	4,646	4,485
Other	494	93
Less: valuation allowance	(76,361)	(56,015)
Total deferred tax assets	$664	$844

Deferred tax liabilities:
Right-of-use assets	$664	$844
Total deferred tax liabilities	$664	$844
Deferred tax assets, net	$—	$—

(1) 2024 balances reflect deferred tax activity related to prior periods that is offset by the valuation allowance and results in no net impact to income tax expense (benefit).

Schedule of movements of the valuation allowance

The movements of the valuation allowance for the years ended December 31, 2025, 2024 and 2023 are as follows:

	Year Ended December 31,
	2025	2024	2023
Balance as of January 1	$(56,015)	$(39,503)	$(38,615)
Additions(1)	(21,522)	(16,912)	(2,079)
Changes through other comprehensive income (loss)	908	(924)	—
Utilization and reversal of valuation allowances	268	1,324	1,191
Balance as of December 31	$(76,361)	$(56,015)	$(39,503)

(1) 2024 balances reflect deferred tax activity related to prior periods that is offset by the valuation allowance and results in no net impact to income tax expense (benefit).